Schedule of financial information of the joint venture and associate (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Current assets	$ 8,439,280			$ 10,766,834	$ 1,656,030
Current liabilities	2,354,500			3,003,871	$ 6,041,029
Net loss	(1,548,121)	$ (1,975,094)	$ (704,026)
Net loss attributable to the Company	(19,418)	(24,774)	(33,785)
Cuprina Mena Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Current assets	7,065		17,580	9,013
Current liabilities	162,904		104,222	$ 207,832
Net loss	(39,629)	(50,558)	(68,948)
Net loss attributable to the Company	$ (19,418)	$ (24,774)	$ (33,785)